Document and Entity Information Document	Mar. 02, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity Registrant Name	Elastic N.V.
Entity Central Index Key	0001707753
Entity Emerging Growth Company	false
Entity File Number	001-38675
Entity Tax Identification Number	00-0000000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	P7
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	800 West El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040